SCHEDULE OF USEFUL LIFE OF ASSET (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years